ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule Of Accured Expenses and Other Liabilities [Table Text Block]
	December 31,
	2011	2012

Government authorities	$2,543	$1,668
Accrued royalties to the OCS (Note 9a)	1,591	596
Accrued contract costs	1,541	563
Accrued expenses	5,099	4,691

	$10,774	$7,518